Risk Management and Fair Value Measurements - Schedule of Gains Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Risk Management And Fair Value Measurements Abstract
Financial derivative instrument - Fair value at the beginning of the period	$ (1)	$ (28)
Financial derivative instrument - Fair value as at period end	3	3
(Loss) / Gain from financial derivative instrument	$ 2	$ (25)